SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Vesting period	4 years
Ordinary shares reserved for issuance	8,639,000
Ordinary shares available for future grant	1,845,955
Stock-based compensation expense	$ 1,032	$ 619
Unrecognized compensation cost related to non-vested stock options	$ 1,462
Unrecognized compensation cost, period for recognition	1 year
Additional Shares authorized	1,600,000
Minimum [Member]
Expiration period	6 years
Maximum [Member]
Expiration period	10 years
Stock Option [Member]
Awards exercised during the period	314,384		237,410
Exercise price	$ 1.75		$ 1.19
Stock Option [Member] | Employees and Directors [Member]
Vesting period	4 years
Awards granted during period	432,401
Stock Option [Member] | Employees and Directors [Member] | Minimum [Member]
Exercise price	$ 1.95
Stock Option [Member] | Employees and Directors [Member] | Maximum [Member]
Exercise price	$ 3.14
Restricted Stock Units RSUs [Member]
Awards granted during period
Awards vested during the period	10,816		37,269